Reconciliation of loss after income tax to net cash from/(used in) operating activities	12 Months Ended
Jun. 30, 2024
Reconciliation of loss after income tax to net cash from/(used in) operating activities [Abstract]
Reconciliation of loss after income tax to net cash from/(used in) operating activities
Note 28. Reconciliation of loss after income tax to net cash from/(used in) operating activities

	Consolidated
	Year ended 30 June 2024	Year ended 30 June 2023	Year ended 30 June 2022
	US$’000	US$’000	US$’000

Loss after income tax expense for the year	(28,955)	(171,871)	(419,770)

Adjustments for:
Depreciation	50,650	30,856	7,741
Capital raising costs	-	-	4,212
Impairment of assets	-	105,172	167
Reversal of impairment of assets	(108)	-	-
Other income	-	(3,137)	-
Gain on disposal of subsidiaries	-	(3,258)	-
Gain/(loss) on disposal of property, plant and equipment	(43)	6,628	(12)
Foreign exchange loss/(gain)	(3,540)	5,055	(8,889)
Loss on embedded derivatives held at fair value through profit or loss	-	-	390,743
Accrued interest	-	11,223	26,748
Amortization of capitalized borrowing costs	-	1,038	2,508
Share-based payment expense	23,636	14,356	13,896
Realized gain on financial asset	(4,121)	-	-
Unrealized loss on financial asset	3,448	-	-

Change in operating assets and liabilities:
Decrease/(increase) in other receivables	(5,588)	17,641	(72)
Increase in deferred tax assets	-	(6,271)	(9,645)
Increase/(decrease) in trade and other payables	2,869	(5,800)	6,476
Increase/(decrease) in provision for income tax	1,357	(1,172)	671
Increase in deferred tax liabilities	-	9,674	6,892
Increase/(decrease) in employee benefits	409	(1,175)	2,026
Increase in other provisions	7,203	3,703	2,469
Increase in deferred revenue	2,558	-	-
Increase for prepayments and deposits	2,941	(6,617)	(4,604)

Net cash from operating activities	52,716	6,045	21,557